Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 35,896	$ 35,740	$ 8,348